Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of restructuring expenses
The following table summarizes the restructuring expenses incurred in connection with the Restructurings and the remaining reserves as of and for the years ended December 31, 2013, 2012 and 2011:

	Work force reductions	Store closures	Total
Restructuring reserves, December 31, 2010	$671	$3,791	$4,462
Restructuring charges incurred	97	2,285	2,382
Cash payments	(703)	(2,141)	(2,844)
Restructuring reserves, December 31, 2011	65	3,935	4,000
Restructuring charges incurred	353	2,555	2,908
Cash payments	(65)	(1,718)	(1,783)
Restructuring reserves, December 31, 2012	353	4,772	5,125
Restructuring charges incurred	—	209	209
Cash payments	(163)	(1,569)	(1,732)
Restructuring reserves, December 31, 2013	$190	$3,412	$3,602